UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland          20832

(Address of principal executive offices)

        (Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 1/31/12

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Arrow Managed Futures Trend Fund

Arrow Commodity Strategy Fund

Semi-Annual Report

January 31, 2012

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

We are pleased to provide the semi-annual report covering the period ended January 31, 2012 for the Arrow Alternative Solutions Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Managed Futures Trend Fund. As a firm, we often emphasize the importance of client education regarding the potential benefits of alternative investments and tactical asset allocation. We believe all of our funds continue to be consistent with this philosophy.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments. The fund stays responsive to market conditions through a proprietary relative strength-based allocation process across a diverse array of market segments. As conditions change, the tactical nature of the fund allows it to seek new market leadership. Through January 2012, the fund’s net assets were more than $355 million with annualized performance of 4.51% since inception (A-Shares). The fund’s relative strength-based approach to broad market diversification continues to help its performance compared to the S&P 500’s annualized return of 2.68% over the same time period.

Arrow DWA Tactical Fund follows the DWA Systematic RS Global Macro investment model. The fund’s net assets have grown to more than $224 million through the end of January 2012. Since its inception in May 2008 through January 2012, the fund’s A-Shares have an annualized return of -4.12%. The performance can be deceiving considering the fund was launched at the precipice of the global financial crisis. Although the net return since inception is still negative, the fund’s performance in the three years since the financial crisis has been favorable. We have continued faith in the long-term approach of the fund’s underlying global relative strength-based investment strategy.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative investment strategies, similar to those used by hedge funds and institutions. The strategy is designed to help reduce portfolio volatility through low correlation to traditional investments. The fund is managed on a risk-targeted basis, where risk and volatility are always at the forefront of the portfolio allocation process. The fund’s net assets were more than $29 million at the end of January 2012. Since its inception in October 2007 through January 2012, the fund’s A-Shares had an annualized return of -3.03% versus the broad market S&P 500’s return of -1.68%. However, the performance was with approximately one fourth of the S&P 500’s volatility, as measured by standard deviation, at 6.84% for the fund and 28.22% for the S&P 500.

Arrow Managed Futures Trend Fund is benchmarked to the Trader Vic Index (TVI) and is designed to capture the economic benefit derived from both rising and declining trends in the global commodity and financial markets. The fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. Since its inception in April 2010 through January 2012, the fund has returned -2.35% (A-Shares) annualized, while the broad market S&P 500 Index returned 8.11%. In the relatively brief history since its inception, assets have grown to more than $167 million through the end of January 2012.

Arrow Commodity Strategy Fund was launched on December 31, 2010. The fund is designed to provide exposure to broad-based commodity markets through its benchmark, the Longview Extended Commodity Index (LEX). As the name of the index indicates, the fund’s benchmark follows a longer “buy and hold” view of the commodity markets, rather than constantly rolling into shorter-term futures contracts. With just over one year of performance through January 2012, the fund’s assets have reached more than $14 million with an annualized return of 0.52% (A-Shares). Keep in mind that this is a fairly short period of time in an asset class with a fair amount of historical volatility. We have confidence in the potential benefits of the fund and the underlying benchmark’s methodology over longer time periods.

For more information about our funds, please visit our website at www.arrowfunds.com. We are grateful for your investment in Arrow Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

February 2012

0307-NLD-2/23/2012

Arrow DWA Balanced Fund
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ended January 31, 2012, as compared to its benchmark:
				Since Inception** -
	Six Months	One Year	Five Year	January 31, 2012
The Arrow DWA Balanced Fund - Class A	-3.00%	0.52%	2.78%	4.51%
The Arrow DWA Balanced Fund - Class A with load	-8.61%	-5.27%	1.58%	3.39%
The Arrow DWA Balanced Fund - Class C	-3.40%	-0.17%	2.01%	3.73%
Barclays Aggregate Bond Index	4.25%	8.66%	6.70%	6.70%
S&P 500 Total Return Index	2.71%	4.22%	0.33%	2.68%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is August 7, 2006 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class			% of Net Assets
Equity Funds			43.8%
Debt Funds			34.0%
Foreign Index Funds			11.8%
Commodity Funds			9.9%
Other, Cash & Cash Equivalents			0.5%
			100.0%

Arrow DWA Tactical Fund
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ended January 31, 2012, as compared to its benchmark:
			Since Inception** -
	Six Months	One Year	January 31, 2012
The Arrow DWA Tactical Fund - Class A	-11.48%	-3.67%	-4.12%
The Arrow DWA Tactical Fund - Class A with load	-16.59%	-9.21%	-5.66%
The Arrow DWA Tactical Fund - Class C	-11.82%	-4.42%	-4.84%
Barclays Aggregate Bond Index	4.25%	8.66%	6.88%
S&P 500 Total Return Index	2.71%	4.22%	0.45%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is May 30, 2008 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class		% of Net Assets
Equity Funds		59.7%
Debt Funds		39.1%
Other, Cash & Cash Equivalents		1.2%
		100.0%

Arrow Alternative Solutions Fund
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ended January 31, 2012, as compared to its benchmark:
			Since Inception** -
	Six Months	One Year	January 31, 2012
The Arrow Alternative Solutions Fund - Class A	-2.64%	-0.47%	-3.03%
The Arrow Alternative Solutions Fund - Class A with load	-8.24%	-6.21%	-4.37%
The Arrow Alternative Solutions Fund - Class C	-3.08%	-1.34%	-3.73%
Barclays Aggregate Bond Index	4.25%	8.66%	6.73%
S&P 500 Total Return Index	2.71%	4.22%	-1.68%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is October 31, 2007 for Class A and Class C shares.

The Fund’s Top Asset Classes/Industry Sectors are as follows:

Asset Class/Industry Sectors		% of Net Assets
U.S. Government and Agency		38.3%
Exchange Traded Funds		14.4%
Corporate Bonds and Notes		1.7%
Consumer, Non-cyclical		2.7%
Technology		1.2%
Communications		0.8%
Financial		0.7%
Industrial		0.7%
Basic Materials		0.4%
Consumer, cyclical		0.4%
Other, Cash & Cash Equivalents		38.7%
		100.0%

Arrow Managed Futures Trend Fund
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ended January 31, 2012, as compared to its benchmark:
			Since Inception** -
	Six Months	One Year	January 31, 2012
The Arrow Managed Futures Trend Fund - Class A	-9.62%	-9.35%	-2.35%
The Arrow Managed Futures Trend Fund - Class A with load	-14.78%	-14.55%	-5.58%
The Arrow Managed Futures Trend Fund - Class C	-9.87%	-9.96%	-2.98%
Trader Vic Index	-8.15%	-6.89%	-0.51%
S&P 500 Total Return Index	2.71%	4.22%	8.11%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Trader Vic Index (TVICER) was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is April 30, 2010 for Class A and Class C Shares.

The Fund’s Top Asset Classes are as follows:

Asset Class		% of Net Assets
Structured Note		0.5%
Other / Cash & Cash Equivalents		99.5%
		100.0%

Arrow Commodity Strategy Fund
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ended January 31, 2012, as compared to its benchmark:
			Since Inception** -
	Six Months	One Year	January 31, 2012
The Arrow Commodity Strategy Fund - Class A	-7.65%	-0.92%	0.52%
The Arrow Commodity Strategy Fund - Class A with load	-12.93%	-6.62%	-4.82%
The Arrow Commodity Strategy Fund - Class C	-7.96%	-1.61%	-0.13%
Longview Extended Commodity Index	-6.37%	1.81%	3.41%
S&P 500 Total Return Index	2.71%	4.22%	6.15%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

Longview Extended Commodity Index (LEX): A fundamentally constructed index for measuring the performance of the commodity markets.
The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is December 31, 2010 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class/Holdings		% of Net Assets
Exchange Traded Notes-Commodity		2.7%
Other / Cash & Cash Equivalents		97.3%
		100.0%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 99.5%
	COMMODITY FUND - 9.9%
578,404	PowerShares DB Gold Fund * +	$ 35,051,282

	DEBT FUNDS - 34.0%
478,747	iShares Barclays 7-10 Year Treasury Bond Fund	50,976,981
186,200	iShares Barclays TIPS Bond Fund	22,224,832
588,684	Vanguard Short-Term Bond ETF	47,860,009
		121,061,822
	EQUITY FUNDS - 43.8%
263,050	iShares Dow Jones US Consumer Goods Sector Index Fund	18,182,016
248,520	iShares Dow Jones US Consumer Services Sector Index Fund +	18,601,722
210,450	iShares Dow Jones US Utilities Sector Index Fund	17,968,221
765,550	Vanguard Growth ETF	50,250,702
618,300	Vanguard Small-Cap Growth ETF	50,620,221
		155,622,882
	FOREIGN INDEX FUNDS - 11.8%
610,099	iShares MSCI Malaysia Index Fund	8,608,497
138,000	iShares MSCI Mexico Investable Market Index Fund	8,027,460
157,550	iShares MSCI South Korea Index Fund	9,037,068
352,600	iShares MSCI Switzerland Index Fund	8,222,632
493,200	iShares MSCI United Kingdom Index Fund	8,226,576
		42,122,233

	TOTAL EXCHANGE TRADED FUNDS (Cost $308,578,094)	353,858,219

	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
1,348,224	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.22%** (Cost $1,348,224)	1,348,224

	TOTAL INVESTMENTS - 99.9% (Cost $309,926,318) (a)	$ 355,206,443
	OTHER ASSETS & LIABILITIES - 0.1%	369,765
	TOTAL NET ASSETS - 100.0%	$ 355,576,208

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 46,473,267
	Unrealized Depreciation:	(1,193,142)
	Net Unrealized Appreciation:	$ 45,280,125

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2012.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 98.8%
	DEBT FUNDS - 39.1%
185,800	iShares Barclays 20+ Year Treasury Bond Fund	$ 22,453,930
211,850	iShares Barclays 7-10 Year Treasury Bond Fund	22,557,788
180,650	iShares Barclays TIPS Bond Fund	21,562,384
358,100	SPDR Barclays Capital TIPS ETF Fund	21,238,911
		87,813,013
	EQUITY FUNDS - 59.7%
547,500	Consumer Discretionary Select Sector SPDR Fund	22,622,700
693,650	Consumer Staples Select Sector SPDR Fund	22,217,610
413,250	iShares Dow Jones Select Dividend Index Fund	22,224,585
1,485,600	PowerShares Dividend Achievers Portfolio +	22,477,128
2,389,300	PowerShares High Yield Equity Dividend Achievers Portfolio +	22,005,453
646,700	Utilities Select Sector SPDR Fund	22,427,556
		133,975,032

	TOTAL EXCHANGE TRADED FUNDS (Cost $216,529,054)	221,788,045

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
3,012,739	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.22% ** ++ (Cost $3,012,739)	3,012,739

	TOTAL INVESTMENTS - 100.1% (Cost $219,541,793) (a)	$ 224,800,784
	OTHER ASSETS & LIABILITIES - (0.1)%	(290,345)
	TOTAL NET ASSETS - 100.0%	$ 224,510,439

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 5,468,677
	Unrealized Depreciation:	(209,686)
	Net Unrealized Appreciation:	$ 5,258,991

+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2012.
++ All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - 7.3%^
	AEROSPACE & DEFENSE - 0.4%
800	Goodrich Corp.	$ 99,800

	BANKS - 0.4%
3,600	Tower Bancorp, Inc.	110,844

	BIOTECHNOLOGY - 0.4%
5,000	Inhibitex, Inc. *	127,650

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
12,100	Fushi Copperweld, Inc. *	100,551

	FOOD - 0.4%
13,200	Winn-Dixie Stores, Inc. *	124,740

	HEALTHCARE-PRODUCTS - 0.9%
2,300	SonoSite, Inc. *	123,993
4,400	Synovis Life Technologies, Inc. *	123,068
		247,061
	HEALTHCARE-SERVICES - 0.3%
5,000	American Dental Partners, Inc. *	94,850

	HOUSEHOLD PRODUCTS/HOUSEWARES - 0.3%
1,200	Clorox Co. (The)	82,392

	INSURANCE - 0.3%
1,700	Harleysville Group, Inc.	96,084

	INTERNET - 0.4%
4,900	Blue Coat Systems, Inc. *	126,224

	IRON/STEEL - 0.4%
8,800	Commercial Metals Co.	126,192

	PHARMACEUTICALS - 0.3%
7,600	PharMerica Corp. *	95,380

	PIPELINES - 0.4%
4,000	El Paso Corp.	107,480

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - (Continued)
	RETAIL - 0.4%
2,000	Family Dollar Stores, Inc.	$ 111,600

	SEMICONDUCTORS - 0.4%
2,200	Netlogic Microsystems, Inc. *	109,560

	SOFTWARE - 0.9%
9,400	DemandTec, Inc. *	123,892
3,200	SuccessFactors, Inc. *	127,360
		251,252
	TELECOMMUNICATIONS - 0.4%
2,800	Motorola Mobility Holdings, Inc. *	108,164

	TOTAL COMMON STOCK (Cost $2,109,992)	2,119,824

	EXCHANGE TRADED FUNDS - 14.4%^
	DEBT EXCHANGE TRADED FUNDS - 14.3%^
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	807,586
550	iShares iBoxx Investment Grade Corporate Bond Fund	63,910
4,712	iShares JPMorgan USD Emerging Markets Bond Fund	523,032
3,500	iShares S&P National Municipal Bond Fund	392,245
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	455,664
6,402	PowerShares Fundamental High Yield Corporate Bond Portfolio	118,629
5,000	SPDR Barclays Capital High Yield Bond ETF	197,350
27,000	SPDR DB International Government Inflation-Protected Bond ETF	1,603,260
		4,161,676
	EQUITY EXCHANGE TRADED FUNDS - 0.1%^
1,300	Guggenheim Frontier Markets ETF	26,104

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,656,821)	4,187,780

Principal
	CORPORATE BONDS AND NOTES - 1.7%^
$ 130,000	Anheuser-Busch InBev Worldwide, Inc., 6.875% due 11/15/2019	165,932
50,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	63,500
205,000	Wyeth, 6.000% due 2/15/2036	265,531
	TOTAL CORPORATE BONDS AND NOTES
	(Cost $398,041)	494,963

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.3%^
765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	865,047
123,000	Federal Home Loan Mortgage Corp., 5.000% due 11/13/2014	138,391
105,388	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	114,932

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2012 (Unaudited)
Principal		Value
	U.S. GOVERNMENT AND
	AGENCY OBLIGATIONS - (Continued)
$ 9,300	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	$ 10,125
32,570	Federal National Mortgage Association, Pool 950647, 5.500% 8/1/2022	35,719
583,704	Federal National Mortgage Association, Pool 257157, 4.000% due 3/1/2023	620,314
608,931	Federal National Mortgage Association, Pool 745418, 5.500% due 4/1/2036	664,051
1,777,049	Freddie Mac Gold Pool A86274, 4.500% due 5/1/2039	1,918,093
1,079,900	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,253,462
3,440,475	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	5,510,648
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $9,352,021)	11,130,782

Shares
	SHORT-TERM INVESTMENTS - 29.7%^
	MONEY MARKET FUND - 9.0%
2,624,658	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.22% ** ++	2,624,658
Principal
	U.S. TREASURIES - 20.7%***
$ 2,000,000	United States Treasury Bills due 2/16/2012, 0.015%	1,999,960
2,000,000	United States Treasury Bills due 2/9/2012, 0.030%	1,999,987
2,000,000	United States Treasury Bills due 2/2/2012, 0.000%	2,000,000
		5,999,947

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,624,632)	8,624,605

	TOTAL INVESTMENTS - 91.4% (Cost $24,141,507) (a)	$ 26,557,954
	OTHER ASSETS & LIABILITIES - 8.6%	2,507,752
	TOTAL NET ASSETS - 100.0%	$ 29,065,706

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 2,461,855
	Unrealized Depreciation	(45,408)
	Net Unrealized Appreciation	$ 2,416,447
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2012.
*** Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Northern Lights SPC

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
2	Australian Dollar	Mar-12	$ 211,220	$ 10
6	Copper ++	Mar-12	568,500	46
2	Gold ++	Jun-12	348,660	56
7	Japanese Yen	Mar-12	1,149,225	-
1	Silver ++	Mar-12	166,310	(3)
8	Swiss Franc	Mar-12	1,087,600	(47)
5	US 10 Year Note ++	Mar-12	661,250	25,007
5	US Long Bond ++	Mar-12	727,190	36,781

	Net Unrealized Gain from Open Long Futures Contracts			$ 61,850

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(3)	British Pound	Mar-12	$ 295,294	$ (3,019)
(1)	Canadian Dollar	Mar-12	99,630	(2,820)
(5)	Cocoa ++	Mar-12	114,550	15,304
(1)	Coffee ++	Mar-12	80,644	5,625
(14)	Corn ++	Mar-12	447,300	294
(2)	Cotton ++	Mar-12	93,250	7,220
(7)	Euro FX	Mar-12	1,145,375	17,444
(3)	Lean Hogs ++	Jun-12	117,870	(3,345)
(4)	Live Cattle ++	Jun-12	204,440	(4,670)
(9)	Soybean ++	Mar-12	539,550	244
(17)	US 10 Year Note	Mar-12	2,248,250	(39,180)
(13)	US Long Bond	Mar-12	1,890,694	(23,664)
(8)	Wheat ++	Mar-12	266,400	20
(4)	World Sugar # 11 ++	Mar-12	105,907	6,989

	Net Unrealized Loss from Open Short Futures Contracts			$ (23,558)

	Net Unrealized Gain from Open Futures Contracts			$ 38,292

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS

Proprietary Industry Relative Index January 2012,  Long Custom Equity Index Swap –  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

(Notional Amount $5,169,294)	$ 247,026

Proprietary Mean Reversion Index January 2012, Long Custom Equity Index Swap –  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

(Notional Amount $2,796,189)	186,345

Proprietary Value Index January 2012, Long Custom Equity Index Swap –Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

(Notional Amount $4,513,995)	276,933

Unrealized Gain from Long Index Swap Contracts	$ 710,304

SHORT INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index January 2012, Short Custom Equity Index Swap – Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR – 65 bps vs. appreciation of index plus dividends

(Notional Amount $3,309,077)	$ (306,071)

Proprietary Mean Reversion Index January 2012, Short Custom Equity Index Swap – Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR – 55 bps vs. appreciation of index plus dividends

(Notional Amount $1,859,526)	(128,284)

Proprietary Value Index January 2012, Short Custom Equity Index Swap – Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR – 55 bps vs. appreciation of index plus dividends

(Notional Amount $2,644,633)	(136,397)

Unrealized Loss from Short Index Swap Contracts	$ (570,752)

Total Net Unrealized Gain from Index Swap Contracts	$ 139,552

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Principal		Value
	STRUCTURED NOTE - 0.5%
$ 1,000,000	Structured Note - TVICER, 0.00% due 7/30/2012 *
	(Cost $1,000,000)	$ 909,411

	SHORT-TERM INVESTMENTS - 100.5% ^
	U.S. TREASURIES - 85.2%***
10,500,000	United States Treasury Bills due 2/2/2012, 0.000% ++	10,500,003
2,000,000	United States Treasury Bills due 2/23/2012, 0.000% ++	2,000,000
9,500,000	United States Treasury Bills due 3/8/2012, 0.020% ++	9,499,810
10,000,000	United States Treasury Bills due 3/22/2012, 0.055%	9,999,861
5,000,000	United States Treasury Bills due 3/29/2012, 0.000%	5,000,040
5,000,000	United States Treasury Bills due 4/12/2012, 0.015%	4,999,852
20,000,000	United States Treasury Bills due 4/26/2012, 0.000%	19,999,528
13,500,000	United States Treasury Bills due 4/26/2012, 0.025% ++	13,499,498
10,000,000	United States Treasury Bills due 5/3/2012, 0.165%	9,995,778
10,000,000	United States Treasury Bills due 5/3/2012, 0.050%	9,998,722
10,000,000	United States Treasury Bills due 5/17/2012, 0.000%	10,000,000
10,000,000	United States Treasury Bills due 5/31/2012, 0.015%	9,999,500
10,000,000	United States Treasury Bills due 6/21/2012, 0.050%	9,998,042
5,000,000	United States Treasury Bills due 7/12/2012, 0.055%	4,998,762
2,000,000	United States Treasury Bills due 2/23/2012, 0.010% ++	1,999,808
10,000,000	United States Treasury Bills due 2/23/2012, 0.020%	9,999,039
		142,488,243
Shares
	MONEY MARKET FUND - 15.3%
25,516,826	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.22% ** ++	25,516,826

	TOTAL SHORT-TERM INVESTMENTS (Cost $168,005,069)	168,005,069

	TOTAL INVESTMENTS - 101.0% (Cost $169,005,069) (a)	$ 168,914,480
	OTHER ASSETS & LIABILITIES - (1.0)%	(1,672,978)
	TOTAL NET ASSETS - 100.0%	$ 167,241,502

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(90,589)
	Net Unrealized Depreciation:	$ (90,589)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2012.
*** Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2012 (Unaudited)
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
6	Australian Dollar	Mar-12	$ 633,660	$ -
16	Copper ++	Mar-12	1,516,000	160
6	Gold ++	Mar-12	1,045,980	90
18	Japanese Yen	Mar-12	2,955,150	-
3	Silver ++	Mar-12	498,930	(120)
22	Swiss Franc	Mar-12	2,990,900	-
15	US 10 Year Note	Mar-12	1,983,750	31,333
13	US Long Bond	Mar-12	1,890,694	38,875

	Net Unrealized Gain from Open Long Futures Contracts			$ 70,338

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(9)	British Pound	Mar-12	$ 885,881	$ (10,063)
(3)	Canadian Dollar	Mar-12	298,890	(7,220)
(13)	Cocoa ++	Mar-12	297,830	3,044
(4)	Coffee ++	Mar-12	322,575	11,850
(37)	Corn ++	Mar-12	1,182,150	814
(6)	Cotton ++	Mar-12	279,750	3,325
(20)	Euro FX	Mar-12	3,272,500	32,063
(9)	Lean Hogs ++	Jun-12	353,610	(10,035)
(10)	Live Cattle ++	Jun-12	511,100	(11,918)
(25)	Soybean ++	Mar-12	1,498,750	687
(22)	Wheat ++	Mar-12	732,600	44
(11)	World Sugar # 11 ++	Mar-12	291,245	8,232

	Net Unrealized Gain from Open Short Futures Contracts			$ 20,823

	Net Unrealized Gain from Open Futures Contracts			$ 91,161

				Unrealized
				Gain / (Loss)
	LONG SWAP ++
	TVICER Swap, RBS Securities, Inc. - February 10, 2012
	to receive appreciation of index plus dividends vs. depreciation of index			$ (2,928,511)

	Total Net Unrealized Loss on Swap			$ (2,928,511)

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED NOTES - 2.7%
	COMMODITY - 2.7%
8,673	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 372,939
49	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	2,393
467	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	8,593
70	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	3,147
72	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	2,190
97	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	9,267
66	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	4,560

	TOTAL EXCHANGE TRADED NOTES (Cost $402,529)	403,089

	SHORT-TERM INVESTMENTS - 83.6%
	MUTUAL FUND - 6.7%
987,787	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.22% ** ^ ++	987,787

Principal
	U.S TREASURIES - 76.9%***
$ 6,000,000	United States Treasury Bills due 2/2/2012, 0.005% ^	5,999,999
500,000	United States Treasury Bills due 2/2/2012, 0.000% ^	500,000
800,000	United States Treasury Bills due 2/9/2012, 0.030% ^ ++	799,995
2,000,000	United States Treasury Bills due 2/16/2012, 0.015% ^	1,999,960
1,000,000	United States Treasury Bills due 3/22/2012, 0.010% ^	999,986
1,000,000	United States Treasury Bills due 5/3/2012, 0.050% ^	999,872
		11,299,812

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,287,627)	12,287,599

	TOTAL INVESTMENTS - 86.3% (Cost $12,690,156)	$ 12,690,688
	OTHER ASSETS LESS LIABILITIES - 13.7%	2,015,840
	TOTAL NET ASSETS - 100.0%	$ 14,706,528

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,822
	Unrealized Depreciation:	(2,290)
	Net Unrealized Appreciation:	$ 532
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2012.
*** Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures contracts.
++ All or a portion of this investment is a holding of the ACT Fund Limited

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2012 (Unaudited)

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss)
11	Cocoa	Dec-12	$ 262,570	$ (83,290)
11	Coffee	Dec-12	932,456	(217,528)
11	Copper	Dec-12	1,052,013	(91,675)
11	Corn	Dec-12	313,225	(48,193)
11	Cotton	Dec-12	514,415	(22,473)
11	Crude Oil	Dec-12	1,103,080	95,800
11	Gasoline RBOB	Jun-12	1,365,764	50,320
11	Gold	Dec-12	1,925,440	(66,170)
3	Goldman Sachs Commodity Index	Feb-12	496,313	(2,350)
11	Heating Oil	Jun-12	1,382,535	8,106
11	Lean Hogs	Jun-12	432,190	6,241
11	Live Cattle	Jun-12	562,210	20,413
11	Natural Gas	Mar-13	383,020	(143,364)
11	Silver	Dec-12	1,838,540	(427,895)
11	Soybean	Nov-12	660,825	(75,762)
11	Wheat	Dec-12	396,275	(74,783)
11	World Sugar # 11	Mar-13	292,477	(14,777)

	Net Unrealized Loss from Open Long Futures Contracts			$ (1,087,380)

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2012 (Unaudited)
			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Trend	Commodity
	Balanced Fund	Tactical Fund *	Solutions Fund *	Fund *	Strategy Fund *
ASSETS
Investment securities:
Unaffiliated companies, At cost
(including collateral on loaned
securities) (Note 4)	$ 274,431,622	$ 175,026,759	$ 24,141,507	$ 169,005,069	$ 12,690,156
Affiliated securities, At cost	35,494,696	44,515,034	-	-	-
Total investments, At cost	309,926,318	219,541,793	24,141,507	169,005,069	12,690,156
Unaffiliated companies, At value
(including collateral on loaned
securities) (Note 4)	$ 301,553,439	$ 180,318,203	$ 26,557,954	$ 168,914,480	$ 12,690,688
Affiliated companies, At value	53,653,004	44,482,581	-	-	-
Total investments, At value	355,206,443	224,800,784	26,557,954	168,914,480	12,690,688
Deposits with brokers	-	18,687	2,294,815	1,285,170	2,804,395
Unrealized appreciation on swap contracts	-	-	139,552	-	-
Receivable for Fund shares sold	202,606	317,804	10,791	325,821	487,938
Dividends and interest receivable	324	1,319	78,408	6,964	398
Receivable for securities sold	2,113,865	-	110,949	-	-
Due from advisor	-	-	-	-	3,690
Variation margin - due from broker	-	-	61,850	91,161	-
Prepaid expenses and other assets	63,715	74,374	33,919	114,377	1,756
TOTAL ASSETS	357,586,953	225,212,968	29,288,238	170,737,973	15,988,865

LIABILITIES
Unrealized depreciation on swap contracts	-	-	-	2,928,511	-
Payable for investments purchased	835,132	-	-	-	34,728
Fund shares repurchased	547,932	388,119	102,606	380,111	104,979
Investment advisory fees payable	306,842	199,815	19,492	126,340	9,361
Distribution (12b-1) fees payable	152,830	87,668	6,815	40,176	3,381
Fees payable to other affiliates	116,879	12,320	23,270	21,333	13,812
Due to broker - Variation margin	-	-	23,558	-	1,087,380
Accrued expenses and other liabilities	51,130	14,607	46,791	-	28,696
TOTAL LIABILITIES	2,010,745	702,529	222,532	3,496,471	1,282,337
NET ASSETS	$ 355,576,208	$ 224,510,439	$ 29,065,706	$ 167,241,502	$ 14,706,528

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 366,013,583	$ 254,805,630	$ 34,286,972	$ 182,789,659	$ 16,380,828
Accumulated net investment income (loss)	(78,549)	399,965	233,667	(984,773)	(159,443)
Accumulated net realized loss from
security transactions, futures contracts,
written options, purchased options, swap
and foreign currency transactions	(55,638,951)	(35,954,147)	(8,049,224)	(11,635,445)	(428,009)
Net unrealized appreciation (depreciation) of
investments, futures contracts,
swaps and foreign currency transactions	45,280,125	5,258,991	2,594,291	(2,927,939)	(1,086,848)
NET ASSETS	$ 355,576,208	$ 224,510,439	$ 29,065,706	$ 167,241,502	$ 14,706,528

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2012 (Unaudited)
				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Trend	Strategy
	Balanced Fund	Tactical Fund *	Solutions Fund *	Fund *	Fund *
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 227,692,677	$ 166,455,700	$ 26,557,565	$ 162,683,606	$ 13,964,788
Shares of beneficial interest outstanding	18,708,963	20,937,489	3,197,138	17,336,886	1,454,921
Net asset value
(Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 12.17	$ 7.95	$ 8.31	$ 9.38	$ 9.60
Maximum offering price per share
(maximum sales charges of 5.75%) (b)	$ 12.91	$ 8.44	$ 8.82	$ 9.95	$ 10.19
Class C Shares:
Net Assets	$ 127,883,531	$ 58,054,739	$ 2,508,141	$ 4,557,896	$ 741,740
Shares of beneficial interest outstanding	10,708,657	7,492,112	306,549	489,715	77,698
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 11.94	$ 7.75	$ 8.18	$ 9.31	$ 9.55

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.
*	Consolidated for Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2012 (Unaudited)
					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Trend	Strategy
	Balanced Fund	Tactical Fund *	Solutions Fund *	Fund *	Fund *
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 3,156,355	$ 2,191,570	$ 128,794	$ -	$ -
Dividends from affiliated companies	97,144	154,380	-	-	-
Security lending interest	191,590	39,551	-	-	-
Interest	1,752	23,173	173,234	47,747	3,540
Less: Foreign witholding tax	-	-	(227)	(676)	(136)
TOTAL INVESTMENT INCOME	3,446,841	2,408,674	301,801	47,071	3,404

EXPENSES
Investment advisory fees	1,788,234	1,236,675	123,042	651,405	64,220
Distribution (12b-1) fees, Class C	626,499	290,238	13,688	21,653	3,120
Distribution (12b-1) fees, Class A	290,434	236,609	37,592	186,176	19,289
Transfer agent fees	149,284	57,607	27,966	11,526	12,148
Administrative services fees	185,032	143,612	25,606	86,861	12,937
Accounting services fees	32,005	23,825	10,936	18,660	15,917
Non 12b-1 shareholder servicing	35,602	23,897	6,443	4,686	4,686
Registration fees	32,767	22,685	21,425	12,602	21,697
Custodian fees	18,758	7,285	5,035	5,409	4,767
Printing and postage expenses	18,633	7,157	1,332	5,421	3,018
Professional fees	23,448	18,438	22,961	16,082	17,642
Compliance officer fees	13,582	5,980	1,765	2,136	665
Insurance expense	6,550	1,748	1,936	-	760
Trustees’ fees and expenses	2,904	2,634	2,634	2,904	3,895
Other expenses	18,064	8,054	3,657	3,138	1,291
TOTAL EXPENSES	3,241,796	2,086,444	306,018	1,028,659	186,052
Less: Fees waived/expenses reimbursed	-	-	-	-	(23,369)
NET EXPENSES	3,241,796	2,086,444	306,018	1,028,659	162,683

NET INVESTMENT INCOME (LOSS)	205,045	322,230	(4,217)	(981,588)	(159,279)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	(5,851,983)	(26,306,110)	35,288	-	(81,640)
Security transactions, affiliated companies	1,141,952	3,377,248	-	-	-
From underlying investment companies	202,318	-	1,320	-	-
Futures contracts	-	(2,291,169)	(1,230,614)	(685,615)	151,637
Swap contracts	-	-	(902,452)	(10,730,315)	-
Purchased options	-	-	(78,663)	-	-
	(4,507,713)	(25,220,031)	(2,175,121)	(11,415,930)	69,997
Net change in unrealized appreciation
(depreciation) of:
Investment transactions, unaffiliated companies	(11,188,439)	4,687,815	602,163	(86,761)	2,794
Investment transactions, affiliated companies	1,814,918	(10,828,012)	-	-	-
Futures contracts	-	(943,988)	89,366	91,161	(1,542,571)
Swap contracts	-	-	437,941	(3,024,652)	-
	(9,373,521)	(7,084,185)	1,129,470	(3,020,252)	(1,539,777)
NET REALIZED AND UNREALIZED
LOSS	(13,881,234)	(32,304,216)	(1,045,651)	(14,436,182)	(1,469,780)

NET DECREASE IN NET ASSETS	$ (13,676,189)	$ (31,981,986)	$ (1,049,868)	$ (15,417,770)	$ (1,629,059)

*	Consolidated for Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2012	July 31,
	(Unaudited)	2011
FROM OPERATIONS
Net investment income	$ 205,045	$ 1,238,506
Net realized gain (loss) from security transactions	(4,507,713)	16,995,688
Net change in unrealized appreciation (depreciation) of investments	(9,373,521)	24,775,288
Net increase (decrease) in net assets resulting from operations	(13,676,189)	43,009,482

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(57,289)	(1,019,949)
Class C	-	-
Net decrease in net assets from distributions to shareholders	(57,289)	(1,019,949)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	35,314,327	128,161,447
Class C	9,473,462	38,986,964
Net asset value of shares issued in reinvestment of distributions:
Class A	44,472	791,207
Class C	-	-
Redemption fee proceeds:
Class A	7,444	7,891
Class C	1,049	1,075
Payments for shares redeemed:
Class A	(57,862,865)	(68,351,581)
Class C	(10,349,617)	(19,669,249)
Net increase (decrease) in net assets from shares of beneficial interest	(23,371,728)	79,927,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,105,206)	121,917,287

NET ASSETS
Beginning of Period	392,681,414	270,764,127
End of Period*	$ 355,576,208	$ 392,681,414
* Includes accumulated net investment loss of:	$ (78,549)	$ (226,305)

SHARE ACTIVITY - Class A
Shares Sold	2,997,060	10,578,835
Shares Reinvested	3,795	65,066
Shares Redeemed	(4,962,545)	(5,621,792)
Net increase (decrease) in shares of beneficial interest outstanding	(1,961,690)	5,022,109
SHARE ACTIVITY - Class C
Shares Sold	817,480	3,278,572
Shares Reinvested	-	-
Shares Redeemed	(897,412)	(1,651,517)
Net increase (decrease) in shares of beneficial interest outstanding	(79,932)	1,627,055

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2012	July 31,
	(Unaudited)	2011
FROM OPERATIONS
Net investment income (loss)	$ 322,230	$ (558,867)
Net realized gain (loss) from security transactions and futures contracts	(25,220,031)	10,494,834
Net change in unrealized appreciation (depreciation) of
investments and futures contracts	(7,084,185)	11,016,403
Net increase (decrease) in net assets resulting from operations	(31,981,986)	20,952,370

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(12,264,596)	-
Class C	(3,958,701)	-
Net decrease in net assets from distributions to shareholders	(16,223,297)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	78,205,674	167,406,502
Class C	13,334,069	31,746,548
Net asset value of shares issued in reinvestment of distributions:
Class A	9,969,476	-
Class C	3,564,973	-
Redemption fee proceeds:
Class A	19,681	16,365
Class C	5,775	4,714
Payments for shares redeemed:
Class A	(78,215,932)	(34,374,030)
Class C	(5,591,174)	(6,079,293)
Net increase in net assets from shares of beneficial interest	21,292,542	158,720,806

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,912,741)	179,673,176

NET ASSETS
Beginning of Period	251,423,180	71,750,004
End of Period*	$ 224,510,439	$ 251,423,180
* Includes accumulated net investment income of:	$ 399,965	$ 77,735

SHARE ACTIVITY - Class A
Shares Sold	8,918,471	17,936,361
Shares Reinvested	1,265,162	-
Shares Redeemed	(9,343,919)	(3,768,116)
Net increase in shares of beneficial interest outstanding	839,714	14,168,245
SHARE ACTIVITY - Class C
Shares Sold	1,551,679	3,495,223
Shares Reinvested	463,585	-
Shares Redeemed	(675,379)	(684,537)
Net increase in shares of beneficial interest outstanding	1,339,885	2,810,686

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2012	July 31,
	(Unaudited)	2011
FROM OPERATIONS
Net investment income (loss)	$ (4,217)	$ 183,025
Net realized gain (loss) from security transactions, futures contracts, swap contracts, options written, purchased options
and foreign currency transactions	(2,175,121)	1,758,849
Net change in unrealized appreciation (depreciation) of security transactions, futures contracts, swap contracts, options written
and foreign currency translations	1,129,470	532,993
Net increase (decrease) in net assets resulting from operations	(1,049,868)	2,474,867

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(509,511)	-
Class C	(16,008)	-
Net decrease in net assets from distributions to shareholders	(525,519)	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,092,127	13,600,436
Class C	284,915	292,219
Net asset value of shares issued in reinvestment of distributions:
Class A	350,775	-
Class C	14,578	-
Redemption fee proceeds:
Class A	155	95
Class C	187	181
Payments for shares redeemed:
Class A	(8,613,972)	(19,070,544)
Class C	(708,796)	(3,413,558)
Net decrease in net assets from shares of beneficial interest	(5,580,031)	(8,591,171)

TOTAL DECREASE IN NET ASSETS	(7,155,418)	(6,116,304)

NET ASSETS
Beginning of Period	36,221,124	42,337,428
End of Period*	$ 29,065,706	$ 36,221,124
* Includes accumulated net investment income of:	$ 233,667	$ 763,403

SHARE ACTIVITY - Class A
Shares Sold	367,464	1,598,230
Shares Reinvested	42,415	-
Shares Redeemed	(1,030,543)	(2,257,022)
Net decrease in shares of beneficial interest outstanding	(620,664)	(658,792)
SHARE ACTIVITY - Class C
Shares Sold	34,934	35,352
Shares Reinvested	1,787	-
Shares Redeemed	(86,507)	(412,563)
Net decrease in shares of beneficial interest outstanding	(49,786)	(377,211)

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2012	July 31,
	(Unaudited)	2011
FROM OPERATIONS
Net investment loss	$ (981,588)	$ (613,820)
Net realized gain (loss) from security transactions, futures contracts
and swap contracts	(11,415,930)	1,511,959
Net change in unrealized appreciation (depreciation)
of security transactions, future contracts and swap contracts	(3,020,252)	108,796
Net increase (decrease) in net assets resulting from operations	(15,417,770)	1,006,935

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(358,669)	(604,431)
Class C	-	(14,290)
Net decrease in net assets from distributions to shareholders	(358,669)	(618,721)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	124,106,399	98,054,598
Class C	1,932,644	3,529,462
Net asset value of shares issued in reinvestment of distributions:
Class A	310,487	517,877
Class C	-	12,192
Redemption fee proceeds:
Class A	10,567	3,081
Class C	306	125
Payments for shares redeemed:
Class A	(41,017,282)	(8,111,170)
Class C	(448,847)	(188,746)
Net increase in net assets from shares of beneficial interest	84,894,274	93,817,419

TOTAL INCREASE IN NET ASSETS	69,117,835	94,205,633

NET ASSETS
Beginning of Period	98,123,667	3,918,034
End of Period*	$ 167,241,502	$ 98,123,667
* Includes accumulated net investment income (loss) of:	$ (984,773)	$ 355,484

SHARE ACTIVITY - Class A
Shares Sold	12,442,771	9,435,060
Shares Reinvested	32,042	50,524
Shares Redeemed	(4,233,644)	(781,105)
Net increase in shares of beneficial interest outstanding	8,241,169	8,704,479
SHARE ACTIVITY - Class C
Shares Sold	195,044	339,545
Shares Reinvested	-	1,192
Shares Redeemed	(46,621)	(18,294)
Net increase in shares of beneficial interest outstanding	148,423	322,443

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	January 31, 2012	July 31,
	(Unaudited)	2011 (a)
FROM OPERATIONS
Net investment loss	$ (159,279)	$ (114,677)
Net realized gain from security transactions and futures contracts	69,997	205,328
Net change in unrealized appreciation (depreciation)
of security transactions and futures contracts	(1,539,777)	452,929
Net increase (decrease) in net assets resulting from operations	(1,629,059)	543,580

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(558,935)	-
Class C	(29,886)	-
Net decrease in net assets from distributions to shareholders	(588,821)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,532,285	20,221,912
Class C	369,117	719,913
Net asset value of shares issued in reinvestment of distributions:
Class A	479,378	-
Class C	28,398	-
Redemption fee proceeds:
Class A	3,471	1,889
Class C	125	71
Payments for shares redeemed:
Class A	(8,295,112)	(3,380,919)
Class C	(203,379)	(96,321)
Net increase (decrease) in net assets from shares of beneficial interest	(1,085,717)	17,466,545

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,303,597)	18,010,125

NET ASSETS
Beginning of Period	18,010,125	-
End of Period*	$ 14,706,528	$ 18,010,125
* Includes accumulated net investment income (loss) of:	$ (159,443)	$ 588,657

SHARE ACTIVITY - Class A
Shares Sold	645,161	1,910,887
Shares Reinvested	53,146	-
Shares Redeemed	(839,691)	(314,582)
Net increase (decrease) in shares of beneficial interest outstanding	(141,384)	1,596,305
SHARE ACTIVITY - Class C
Shares Sold	36,754	66,584
Shares Reinvested	3,162	-
Shares Redeemed	(19,763)	(9,039)
Net increase in shares of beneficial interest outstanding	20,153	57,545

(a)	The Arrow Commodity Strategy Fund commenced operations on December 31, 2010.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2012		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2011	2010	2009	2008	2007 (1)
Net asset value, beginning of period	$ 12.55		$ 10.96	$ 9.93	$ 11.68	$ 11.36	$ 10.00

Activity from investment operations:
Net investment income (2)	0.02		0.07	0.05	0.09	0.06	0.04
Net realized and unrealized
gain (loss) on investments	(0.40)		1.57	1.10	(1.78)	0.48	1.38
Total from investment operations	(0.38)		1.64	1.15	(1.69)	0.54	1.42

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.00)	(6)	(0.05)	(0.12)	(0.06)	(0.08)	(0.06)
Net realized gains	-		-	-	-	(0.14)	-
Total distributions	(0.00)		(0.05)	(0.12)	(0.06)	(0.22)	(0.06)

Net asset value, end of period	$ 12.17		$ 12.55	$ 10.96	$ 9.93	$ 11.68	$ 11.36

Total return (3)	(3.00)%	(5)	15.02%	11.58%	(14.42)%	4.63%	14.28%	(5)

Net assets, end of period (000s)	$ 227,693		$ 259,375	$ 171,562	$ 194,853	$ 290,514	$ 71,891

Ratio of net expenses to average
net assets (7)	1.55%	(4)	1.54%	1.58%	1.57%	1.57%	1.83%	(4)
Ratio of net investment income
to average net assets (7)(8)	0.38%	(4)	0.63%	0.43%	0.95%	0.51%	0.37%	(4)

Portfolio Turnover Rate	60%	(5)	59%	95%	136%	59%	118%	(5)

(1)	The Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2012		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2011	2010	2009	2008	2007 (1)
Net asset value, beginning of period	$ 12.36		$ 10.83	$ 9.82	$ 11.57	$ 11.30	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.02)	(0.03)	0.02	(0.03)	(0.04)
Net realized and unrealized
gain (loss) on investments	(0.40)		1.55	1.09	(1.76)	0.47	1.39
Total from investment operations	(0.42)		1.53	1.06	(1.74)	0.44	1.35

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-		-	(0.05)	(0.01)	(0.03)	(0.05)
Net realized gains	-		-	-	-	(0.14)	-
Total distributions	-		-	(0.05)	(0.01)	(0.17)	(0.05)

Net asset value, end of period	$ 11.94		$ 12.36	$ 10.83	$ 9.82	$ 11.57	$ 11.30

Total return (3)	(3.40)%	(5)	14.13%	10.84%	(15.08)%	3.79%	13.48%	(5)

Net assets, end of period (000s)	$ 127,884		$ 133,306	$ 99,202	$ 85,163	$ 88,042	$ 19,197

Ratio of net expenses to average
net assets (7)	2.30%	(4)	2.29%	2.33%	2.33%	2.32%	2.58%	(4)
Ratio of net investment income (loss)
to average net assets (7)(8)	(0.37)%	(4)	(0.15)%	(0.32)%	0.20%	(0.27)%	(0.44)%	(4)

Portfolio Turnover Rate	60%	(5)	59%	95%	136%	59%	118%	(5)

(1)	The Class C shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Period
	January 31,		Ended		Ended		Ended		Ended
	2012		July 31,		July 31,		July 31,		July 31,
Class A Shares	(Unaudited)		2011		2010		2009		2008 (1)
Net asset value, beginning of period	$ 9.62		$ 7.77		$ 7.09		$ 9.22		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.02)		(0.04)		0.01		0.01
Net realized and unrealized
gain (loss) on investments	(1.13)		1.87		0.72		(2.11)		(0.79)
Total from investment operations	(1.11)		1.85		0.68		(2.10)		(0.78)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
Net investment income	-		-		(0.01)		(0.03)		-
Net realized gains	(0.56)		-		-		-		-
Total distributions	(0.56)		-		(0.01)		(0.03)		-

Net asset value, end of period	$ 7.95		$ 9.62		$ 7.77		$ 7.09		$ 9.22

Total return (3)	(11.48)%	(7)	23.81%		9.72%		(22.73)%		(7.80)%	(7)

Net assets, end of period (000s)	$ 166,456		$ 193,402		$ 46,097		$ 15,351		$ 11,455

Ratio of gross expenses to average
net assets (4)(9)	1.51%	(6)	1.60%		1.72%		2.65%		4.16%	(6)
Ratio of net expenses to average
net assets (9)	1.51%	(6)	1.60%		1.96%	(5)	2.00%		2.00%	(6)
Ratio of net investment income (loss)
to average net assets (9)(10)	0.44%	(6)	(0.20)%		(0.53)%		0.22%		0.69%	(6)

Portfolio Turnover Rate	141%	(7)	251%		263%		228%		0%	(7)

(1)	The Class A shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Period
	January 31,		Ended		Ended		Ended		Ended
	2012		July 31,		July 31,		July 31,		July 31,
Class C Shares	(Unaudited)		2011		2010		2009		2008 (1)
Net asset value, beginning of period	$ 9.43		$ 7.68		$ 7.05		$ 9.21		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.01)		(0.08)		(0.10)		(0.03)		(0.00)	(8)
Net realized and unrealized
gain (loss) on investments	(1.11)		1.83		0.72		(2.12)		(0.79)
Total from investment operations	(1.12)		1.75		0.62		(2.15)		(0.79)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
Net investment income	-		-		-		(0.01)		-
Net realized gains	(0.56)		-		-		-		-
Total distributions	(0.56)		-		-		(0.01)		-

Net asset value, end of period	$ 7.75		$ 9.43		$ 7.68		$ 7.05		$ 9.21

Total return (3)	(11.82)%	(7)	22.79%		8.94%		(23.28)%		(7.90)%	(7)

Net assets, end of period (000s)	$ 58,055		$ 58,022		$ 25,653		$ 6,370		$ 3,309

Ratio of gross expenses to average
net assets (4)(9)	2.27%	(6)	2.35%		2.47%		3.41%		5.09%	(6)
Ratio of net expenses to average
net assets (9)	2.27%	(6)	2.35%		2.71%	(5)	2.75%		2.75%	(6)
Ratio of net investment loss
to average net assets (9)(10)	(0.34)%	(6)	(0.90)%		(1.28)%		(0.41)%		(0.26)%	(6)

Portfolio Turnover Rate	141%	(7)	251%		263%		228%		0%	(7)

(1)	The Class C shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2012		July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2011	2010	2009	2008 (1)
Net asset value, beginning of period	$ 8.69		$ 8.14	$ 8.67	$ 10.13	$ 10.00

Activity from investment operations:
Net investment income (2)	0.00	(8)	0.05	0.08	0.05	0.09
Net realized and unrealized
gain (loss) on investments	(0.23)		0.50	(0.61)	(1.21)	0.07
Total from investment operations	(0.23)		0.55	(0.53)	(1.16)	0.16

Paid-in-capital from redemption fees (8)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.15)		-	-	(0.30)	(0.03)
Total distributions	(0.15)		-	-	(0.30)	(0.03)

Net asset value, end of period	$ 8.31		$ 8.69	$ 8.14	$ 8.67	$ 10.13

Total return (3)	(2.64)%	(7)	6.76%	(6.11)%	(11.48)%	1.60%	(7)

Net assets, end of period (000s)	$ 26,558		$ 33,195	$ 36,455	$ 59,882	$ 50,470

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	1.80%	(6)	1.75%	1.67%	1.52%	2.20%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	1.80%	(6)	1.75%	1.66%	1.47%	2.20%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	1.80%	(6)	1.75%	1.66%	1.40%	1.94%	(6)
Ratio of net investment income
to average net assets	0.02%	(6)	0.60%	0.89%	0.54%	1.16%	(6)

Portfolio Turnover Rate	15%	(7)	47%	172%	368%	188%	(7)

(1)	The Class A shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2012		July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2011	2010	2009	2008 (1)
Net asset value, beginning of period	$ 8.49		$ 8.02	$ 8.60	$ 10.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.02)	0.01	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	(0.24)		0.49	(0.59)	(1.21)	0.09
Total from investment operations	(0.26)		0.47	(0.58)	(1.23)	0.12

Paid-in-capital from redemption fees (8)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.05)		-	-	(0.27)	(0.02)
Total distributions	(0.05)		-	-	(0.27)	(0.02)

Net asset value, end of period	$ 8.18		$ 8.49	$ 8.02	$ 8.60	$ 10.10

Total return (3)	(3.08)%	(7)	5.86%	(6.74)%	(12.18)%	1.23%	(7)

Net assets, end of period (000s)	$ 2,508		$ 3,026	$ 5,882	$ 9,834	$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	2.55%	(6)	2.52%	2.42%	2.27%	2.88%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	2.55%	(6)	2.52%	2.40%	2.22%	2.88%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	2.55%	(6)	2.52%	2.40%	2.15%	2.69%	(6)
Ratio of net investment income (loss)
to average net assets	(0.49)%	(6)	(0.22)%	0.15%	(0.23)%	0.38%	(6)

Portfolio Turnover Rate	15%	(7)	47%	172%	368%	188%	(7)

(1)	The Class C shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A						Class C
	Six Months						Six Months
	Ended		Year		Period		Ended		Year		Period
	January 31,		Ended		Ended		January 31,		Ended		Ended
	2012		July 31,		July 31,		2012		July 31,		July 31,
	(Unaudited)		2011		2010 (1)		(Unaudited)		2011		2010 (1)
Net asset value, beginning of period	$ 10.40		$ 9.55		$ 10.00		$ 10.33		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.06)		(0.18)		(0.05)		(0.10)		(0.26)		(0.07)
Net realized and unrealized
gain (loss) on investments	(0.94)		1.24		(0.40)		(0.92)		1.23		(0.38)
Total from investment operations	(1.00)		1.06		(0.45)		(1.02)		0.97		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	-		0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	(0.02)		(0.21)		-		-		(0.19)		-
Total distributions	(0.02)		(0.21)		-		-		(0.19)		-

Net asset value, end of period	$ 9.38		$ 10.40		$ 9.55		$ 9.31		$ 10.33		$ 9.55

Total return (3)	(9.62)%	(7)	11.12%		(4.50)%	(7)	(9.87)%	(7)	10.16%		(4.50)%	(7)

Net assets, end of period (000s)	$ 162,684		$ 94,597		$ 3,738		$ 4,558		$ 3,526		$ 180

Ratio of gross expenses to average
net assets (4)	1.32%	(6)	1.65%		10.78%	(6)	2.07%	(6)	2.36%		9.20%	(6)
Ratio of net expenses to average
net assets	1.32%	(6)	1.79%	(5)	2.00%	(6)	2.07%	(6)	2.54%	(5)	2.75%	(6)
Ratio of net investment loss
to average net assets	(1.26)%	(6)	(1.68)%		(1.96)%	(6)	(2.00)%	(6)	(2.42)%		(2.70)%	(6)

Portfolio Turnover Rate	0%	(7)	66%		216%	(7)	0%	(7)	66%		216%	(7)

(1)	The Class A and Class C shares of the Arrow Managed Futures Trend Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A				Class C
	Six Months				Six Months
	Ended		Period		Ended		Period
	January 31,		Ended		January 31,		Ended
	2012		July 31,		2012		July 31,
	(Unaudited)		2011 (1)		(Unaudited)		2011 (1)
Net asset value, beginning of period	$ 10.89		$ 10.00		$ 10.85		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.10)		(0.12)		(0.14)		(0.16)
Net realized and unrealized
gain (loss) on investments	(0.76)		1.01		(0.75)		1.01
Total from investment operations	(0.86)		0.89		(0.89)		0.85

Paid-in-capital from redemption fees (7)	0.00		0.00		0.00		0.00

Less distributions from:
Net investment income	(0.43)		-		(0.41)		-
Total distributions	(0.43)		-		(0.41)		-

Net asset value, end of period	$ 9.60		$ 10.89		$ 9.55		$ 10.85

Total return (3)	(7.65)%	(6)	8.90%	(6)	(7.96)%	(6)	8.50%	(6)

Net assets, end of period (000s)	$ 13,965		$ 17,386		$ 742		$ 625

Ratio of gross expenses to average
net assets (4)	2.29%	(5)	2.72%	(5)	3.05%	(5)	3.29%	(5)
Ratio of net expenses to average
net assets	2.00%	(5)	2.00%	(5)	2.75%	(5)	2.75%	(5)
Ratio of net investment loss
to average net assets	(1.96)%	(5)	(1.86)%	(5)	(2.71)%	(5)	(2.62)%	(5)

Portfolio Turnover Rate	369%	(6)	754%	(6)	369%	(6)	754%	(6)

(1)	The Class A and Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2012 (Unaudited)

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Trend Fund (“AMFTF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 23, 2011, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF, ADTF and ACSF are non-diversified funds.   AASF and AMFTF are diversified funds.  ADBF and ADTF are “fund of funds”.   The Funds each have two distinct share classes; Class A and Class C. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  AMFTF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares and Class C shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 353,858,219	$ -	$ -	$ 353,858,219
Short-Term Investment	1,348,224	-	-	1,348,224
Total	$ 355,206,443	$ -	$ -	$ 355,206,443

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 221,788,045	$ -	$ -	$ 221,788,045
Short-Term Investment	3,012,739	-	-	3,012,739
Total	$ 224,800,784	$ -	$ -	$ 224,800,784

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,119,824	$ -	$ -	$ 2,119,824
Exchange Traded Funds	4,187,780	-	-	4,187,780
Corporate Bonds and Notes	-	494,963	-	494,963
U.S. Government and Agency Obligations	-	11,130,782	-	11,130,782
Variation Margin-Open Futures Contracts	61,850	-	-	61,850
Open Swap Contracts	-	139,552	-	139,552
Short-Term Investments	2,624,658	5,999,947	-	8,624,605
Total	$ 8,994,112	$ 17,765,244	$ -	$ 26,759,356
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 23,558	$ -	$ -	$ 23,558
Total	$ 23,558	$ -	$ -	$ 23,558

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

Arrow Managed Futures Trend Fund

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 909,411	$ -	$ 909,411
Variation Margin-Open Futures Contracts	91,161	-	-	91,161
Short-Term Investments	25,516,826	142,488,243	-	168,005,069
Total	$ 25,607,987	$ 143,397,654	$ -	$ 169,005,641
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 2,928,511	$ -	$ 2,928,511
Total	$ -	$ 2,928,511	$ -	$ 2,928,511

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 403,089	$ -	$ -	$ 403,089
Short-Term Investments	987,787	11,299,812	-	12,287,599
Total	$ 1,390,876	$ 11,299,812	$ -	$ 12,690,688
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 1,087,380	$ -	$ -	$ 1,087,380
Total	$ 1,087,380	$ -	$ -	$ 1,087,380

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – ADWAT Fund Limited (ADT-CFC), Northern Lights SPC (AAS-CFC), Arrow MFT Fund Limited (AMFT-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTF, AASF, AMFTF and ACSF include the accounts of ADT-CFC, AAS-CFC, AMFT-CFC and ACS-CFC, respectively, and are wholly-owned and controlled subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives.   In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Funds’ Prospectus.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at January 31, 2012	% Of Total Net Assets at January 31, 2012
ADT-CFC	12/12/2011	$ 430,490	0.19%
AAS-CFC	11/6/2009	1,142,891	3.93%
AMFT-CFC	7/23/2010	33,197,968	19.85%
ACS-CFC	1/3/2011	2,913,041	19.81%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – ADTF, AASF, AMFTF and ACSF are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – AASF and AMFTF are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Options Transactions – The Funds is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

Derivatives Disclosure -

Fair Values of Derivative Instruments in AASF as of January 31, 2012:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Equity contracts:	Investments, Receivables,			Payables, Net Assets - Net Unrealized
	Net Assets - Unrealized Appreciation	$ 710,304	*	Depreciation	$ 570,752	*

Commodity contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	35,798	*	Depreciation	8,018	*

Interest rate contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	61,788	*	Depreciation	62,844	*

Foreign exchange contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	17,454		Depreciation	5,886

		$ 825,344			$ 647,500

Fair Values of Derivative Instruments in AMFTF as of January 31, 2012:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Equity contracts:	Investments, Receivables,			Payables, Net Assets - Net Unrealized
	Net Assets - Unrealized Appreciation	$ -	*	Depreciation	$ 2,928,511	*

Commodity contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	28,246	*	Depreciation	22,073	*

Interest rate contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	70,208	*	Depreciation	-	*

Foreign exchange contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	32,063		Depreciation	17,283

		$ 130,517			$ 2,967,867

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments.

For ACSF derivative exposure is primarily commodity and equity exposure is immaterial.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Statements of Operations for the six months ended January 31, 2012:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

AASF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from security transactions,
futures contracts, swaps and purchased options/
Net change in unrealized appreciation (depreciation)
	from security transactions, futures contracts and swaps	$ (976,052)	$ 437,941

Commodity contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(712,442)	(12,518)

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(395,341)	123,827

Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	(127,894)	(21,943)

Total		$ (2,211,729)	$ 527,307

AMFTF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from security transactions, futures contracts, and swaps/Net change in unrealized
appreciation (depreciation) from security transactions,
	futures contracts and swaps	$ (10,730,315)	$ (3,024,652)

Commodity contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(628,534)	6,173

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(161)	70,208

Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	(56,920)	14,780

Total		$ (11,415,930)	$ (2,933,491)

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Credit Facility – ADBF, ADTF, AASF, AMFTF and ACSF have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”).  Under the terms of the Agreement, each Fund may borrow no more than $5 million and the borrowings will be used only for temporary or emergency purposes including the financing of redemptions.   Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.   The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.  At January 31, 2012, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $214,456,034 and $236,779,802, respectively, for ADBF.  For the six months ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $330,503,966 and $301,898,790, respectively, for ADTF.   For the six months ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $2,695,661 and $5,880,429, respectively, for AASF. For the six

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

months ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively, for AMFTF. For the six months ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,754,540 and $1,853,218, respectively, for ACSF.

4.

SECURITY LENDING

Under an agreement with Union Bank, National Association (“UB”), ADBF and ADTF (the “Principals”) can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees. Loans are collateralized by cash, in an amount equal to 102% of total value of securities loaned which is invested in cash, U.S Government securities, irrevocable letters of credit or other types of collateral acceptable to Principal.   A portion of the income generated by the investment in the collateral, net of any rebates paid by UB to the borrowers is remitted to UB as lending agent, and the remainder is paid to the Principals.   Generally, in the event of a counter-party default, each Principal has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Principal in the event such Principals is delayed or prevented from exercising its right to dispose of the collateral.

At January 31, 2012 the Funds had no open securities out on loan.

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, LLC (“DWA”) as the sub-advisor to ADBF and ADTF.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFTF average daily net assets and 0.80% of ACSF average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2013 to waive a portion of its advisory fee and has agreed to reimburse Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

	Class A	Class C
ACSF	2.00%	2.75%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The following amounts are subject to recapture by the funds by the following dates:

	7/31/2012	7/31/2013	7/31/2014	Totals
AASF	$ 31,419	$ 8,468	$ -	$ 39,887
ACSF	$ -	$ -	$ 43,812	$ 43,812

There are no amounts available for recapture for ADBF, ADTF and AMFTF.

The advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the six months ended January 31, 2012, the Distributor received $665,849 in underwriting commissions for sales of Class A shares, of which $95,237 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund. Effective March 1, 2012 NLCS will no longer provide compliance services for the Funds.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

6.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended January 31, 2012, ADBF, ADTF, AASF, AMFTF and ACSF assessed $8,493, $25,456, $342, $10,873 and $3,596, respectively, in redemption fees.

7.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of a Fund at January 31, 2012 are noted in the Funds’ Portfolios of Investments.   Transactions during the period with companies which are affiliates are as follows:

Arrow DWA Balanced Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
464287580	iShares DJ US Consumer
	Services Index Fund	$ 14,300,408	$ 4,473,311	$ 1,010,341	$ 97,144	$ 18,601,722
73936B606	PowerShares DB Gold Fund	42,553,620	2,638,088	12,258,952	-	35,051,282
	TOTAL	$ 56,854,028	$ 7,111,399	$ 13,269,293	$ 97,144	$ 53,653,004

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

Arrow DWA Tactical Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
06739H248	iPath Dow Jones - UBS
	Precious Metals Sub-Index
	Total Return ETN	$ 11,854,764	$ 2,001,144	$ 12,609,427	$ 44,607	$ -
73935X302	PowerShares High Yield
	Equity Dividend
	Achievers Portfolio	-	23,983,933	1,745,679	69,581	22,005,453
73935X732	PowerShares Dividend
	Achievers Portfolio	-	22,516,050	216,489	-	22,477,128
73936B309	PowerShares DB Silver Fund	27,079,687	5,484,454	25,693,373	40,192	-
73936B606	PowerShares DB Gold Fund	20,550,966	2,553,657	23,958,852	-	-
	TOTAL	$ 59,485,417	$ 56,539,238	$ 64,223,820	$ 154,380	$ 44,482,581

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

Fiscal Year Ended July 31, 2011
	ADBF	ADTF	AASF	AMFTF	ACSF
Ordinary Income	$ 1,019,949	$ -	$ -	$ 618,721	$ -
Long-Term Capital Gain	-	-	-	-	-
	$ 1,019,949	$ -	$ -	$ 618,721	$ -

Fiscal Year Ended July 31, 2010
	ADBF	ADTF	AASF	AMFTF	ACSF
Ordinary Income	$ 2,450,004	$ -	$ -	$ -	$ -
Distributions in excess of ordinary income	-	34,999	-	-	-
Long-Term Capital Gain	-	-	-	-	-
	$ 2,450,004	$ 34,999	$ -	$ -	$ -

As of July 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Accumulated	Capital	Post	Unrealized	Total
	Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
	Income	Gains	Carry Forwards	& Other Losses	(Depreciation)	Earnings/(Deficits)
ADBF	$ 57,185	$ -	$(38,688,318)	$ -	$ 41,927,236	$ 3,296,103
ADTF	9,166,297	7,016,409	-	-	1,727,386	17,910,092
AASF	524,961	-	(5,505,442)	(479,682)	1,814,284	(3,645,879)
AMFTF	355,484	-	(123,374)	-	(3,828)	228,282
ACSF	588,657	-	(30,096)	-	(14,981)	543,580

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open swap agreements and Section 1256 contracts, and adjustments for partnerships, real estate investment trusts and the consolidation of AASF, AMFTF and ACSF’s investments in a wholly-owned controlled foreign corporation.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

At July 31, 2011, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains expiring as follows:

	Expiring July 31,
	2017	2018	2019	Total
ADBF	$ 20,183,845	$ 18,504,473	$ -	$ 38,688,318
AASF	3,369,621	2,135,821	-	5,505,442
AMFTF	-	-	123,374	123,374
ACSF	-	-	30,096	30,096

Permanent book and tax differences, primarily attributable to net investment losses, tax treatment of foreign currency losses and adjustments from paydowns, real estate investment trusts, partnerships and swaps, resulted in reclassification for the fiscal year ended July 31, 2011 as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
ADBF	$ (7,426)	$ 7,426
ADTF	636,602	(636,602)
AASF	135,644	(135,644)
AMFTF	1,588,025	(1,588,025)
ACSF	703,334	(703,334)

9.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

10.

  SUBSEQUENT  EVENTS

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

Effective April 30, 2012, AMFTF name will change the name of the Fund to Arrow Managed Futures Strategy Fund.

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Arrow Funds

EXPENSE EXAMPLES

January 31, 2012 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Trend Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 through January 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 – 1/31/12	Expense Ratio During Period** 8/1/11 – 2/31/12
DWA Balanced Class A	$1,000.00	$970.00	$7.68	1.55%
DWA Balanced Class C	1,000.00	966.00	11.37	2.30
DWA Tactical Class A	1,000.00	885.20	7.16	1.51
DWA Tactical Class C	1,000.00	881.80	10.74	2.27
Alternative Solutions Class A	1,000.00	973.60	8.93	1.80
Alternative Solutions Class C	1,000.00	969.20	12.62	2.55
Managed Futures Trend Class A	1,000.00	903.80	6.32	1.32
Managed Futures Trend Class C	1,000.00	901.30	9.89	2.07
Commodity Strategy Class A	1,000.00	923.50	9.67	2.00
Commodity Strategy Class C	1,000.00	920.40	13.27	2.75

The Arrow Funds

EXPENSE EXAMPLES (Continued)

January 31, 2012 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 – 1/31/12	Expense Ratio During Period** 8/1/11 – 1/31/12
DWA Balanced Class A	$1,000.00	$1,017.34	$7.86	1.55%
DWA Balanced Class C	1,000.00	1,013.57	11.64	2.30
DWA Tactical Class A	1,000.00	1,017.55	7.66	1.51
DWA Tactical Class C	1,000.00	1,013.72	11.49	2.27
Alternative Solutions Class A	1,000.00	1,016.09	9.12	1.80
Alternative Solutions Class C	1,000.00	1,012.32	12.90	2.55
Managed Futures Trend Class A	1,000.00	1,018.50	6.70	1.32
Managed Futures Trend Class C	1,000.00	1,014.73	10.48	2.07
Commodity Strategy Class A	1,000.00	1,015.08	10.13	2.00
Commodity Strategy Class C	1,000.00	1,011.31	13.90	2.75

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

January 31, 2012 (Unaudited)

Approval of Advisory Agreement – Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund

In connection with an organizational meeting held on January 18, 2012, the Board of Trustees (the "Board") of Arrow Investments Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Arrow Investment Advisors, LLC (the "Adviser") and the Trust, on behalf of the Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund (each a "Fund" and collectively the "Funds").  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, (b) the Funds’ management fees and operating expenses compared with similar mutual funds (c) the overall organization of the Adviser, and (d) the financial condition of the Adviser.

In its consideration of the approval of the Advisory Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding each Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel.  The Board then reviewed the financial profile of the Funds’ Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Adviser had sufficient financial resources to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  The Board considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Board noted that for the one year period ended December 31, 2011, Arrow Alternative Solutions Fund had outperformed the average for a group of similar mutual funds that employ a multi-asset alternative strategy and outperformed the HFRI FOF Composite Index (a fund of hedge funds index).  The Board further noted that performance for the two prior one year periods was below each comparison group, but that it believed more recent performance was indicative of the results it expects from the Adviser in the future.  Next, the Board noted that for the one year period ended December 31, 2011, Arrow Managed Futures Trend Fund had underperformed the average of a group of similar mutual funds that employ a managed futures strategy, the Barclays TOP 50 Index and the TVI Index (each index is representative of a managed futures strategy).  The Board also noted that the Fund’s performance was nonetheless within the range of performance results for the group of similar mutual funds.  Additionally, the Board noted that for the one year period ended December 31, 2011, which is also the since-inception period, Arrow Commodity Strategy Fund had outperformed the average of a group of similar mutual funds that employ a commodity-focused strategy and outperformed the DJ UBS Commodity Index.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Balanced Fund had underperformed the average for a group of similar mutual funds that employ a balanced (stock and bond) asset allocation strategy and a blended index composed of 60% S&P 500 Index (an equity index) and 40% Barclays Capital US Aggregate Index (a broad-based bond index).  The Board also noted that the Fund’s performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also observed that the Fund had significantly outperformed its index and mutual fund comparison group average in 2010.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2012 (Unaudited)

The Board also noted that because the Adviser employs a sub-adviser for the Fund, performance could not be entirely attributed to the Adviser.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Tactical Fund had underperformed the average of a group of similar mutual funds that employ a world-wide asset allocation strategy and the DJ Moderately Aggressive TR USD Index (an asset allocation fund index).  The Board also noted that the Fund’s performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also noted that because the Adviser employs a sub-adviser for the Fund, performance could not be entirely attributed to the Adviser.  The Trustees concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser proposes to charge a 0.75% annual advisory fee for Arrow Alternative Solutions Fund, 0.85% annual advisory fee for Arrow Managed Futures Trend Fund, 0.80% annual advisory fee for Arrow Commodity Strategy Fund, 1.00% for Arrow DWA Balanced Fund and 1.00% for Arrow DWA Tactical Fund based on each Fund’s average net assets.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Adviser’s advisory fees and each Fund’s overall expenses compared to a group of similarly managed funds.  The Board also noted that the Adviser does not provide advisory services to separately managed accounts and, therefore, no comparative fee information was available.  The Trustees then discussed the management strategy of each Fund and the overall duties of the Adviser (including obligations under an expense limitation agreement with respect to the Arrow Commodity Strategy Fund and sub-advisory fees to be paid by the Adviser with respect to Arrow DWA Balanced Fund and the Arrow DWA Tactical Fund).  The Trustees noted that the advisory fees for the Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund were less than or equal to those of similarly managed funds.  While the advisory fees for Arrow DWA Balanced Fund and Arrow DWA Tactical Fund where above the average for their comparison group, the Trustees noted they were within a reasonable range of fees charged by the advisers to the comparison group.  The Trustees next noted that total operating expenses for each Fund was either below the comparison group average, or if above average, within the range of operating expenses for each comparison group.  The Trustees concluded that each Fund’s advisory fees as well as overall expense ratios, were acceptable in light of the quality of the services each Fund expects to receive from the Adviser, and the level of fees paid by other similarly managed mutual funds in the comparison group.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of scale was not a relevant consideration.  However, the Board noted it would revisit the issue of advisory fee breakpoints should the Funds gather significant additional assets.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2012 (Unaudited)

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  They also considered the profits to be realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Arrow Commodity Strategy Fund’s expense limitation agreement and each Fund’s expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment.

Approval of the Sub-Advisory Agreement

During the Meeting, the Board also considered the approval of a sub-advisory agreement (the "Sub-Advisory Agreement") between Dorsey, Wright & Associates LLC ("Sub-Adviser" or "DWA") and the Trust, on behalf of the Arrow DWA Balanced Fund and the Arrow DWA Tactical Fund.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the sub-advised Funds, a peer group of funds and appropriate indices with respect to the Funds; and (b) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Sub-Adviser, (d) investment management staffing, and (e) the financial condition of the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Sub-Adviser’s operations including the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees noted the recent changes of control at DWA and agreed that it should not impair the quality of services provided by the Sub-Adviser.  The Board then reviewed DWA’s financial statements and concluded that it has sufficient financial resources to meet its obligations to the Funds.  The Trustees concluded that DWA has the ability to provide a level of service consistent with the Board’s expectations.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2012 (Unaudited)

Performance.  The Board considered the nature and extent of the Sub-Adviser’s past performance, as well as other factors relating to its track record.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Balanced Fund had underperformed the average for a group of similar mutual funds that employ a balanced (stock and bond) asset allocation strategy and a blended index composed of 60% S&P 500 Index (an equity index) and 40% Barclays Capital US Aggregate Index (a broad-based bond index).  The Board also noted that the Fund’s performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also observed that the Fund had significantly outperformed its index and mutual fund group averages in 2010.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Tactical Fund had underperformed the average for a group of similar mutual funds that employ a world-wide asset allocation strategy and the DJ Moderately Aggressive TR USD Index (an asset allocation fund index).  The Board also noted that the Fund’s performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also noted that because the Adviser employs DWA as a sub-adviser for the Funds, performance could not be entirely attributed to the Adviser or DWA.  The Board concluded that the Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Funds would not compensate the Sub-Adviser for sub-advisory services, but rather the Adviser would compensate the Sub-Adviser out of the advisory fees received from the Funds.  The Board then discussed the comparison of sub-advisory fees and total operating expense data and reviewed DWA’s sub-advisory fees and each Fund’s overall expenses compared to a group of similarly managed funds.  The Board also considered that DWA’s sub-advisory fees are significantly lower when compared to the fees it charges to its separately managed accounts.  The Trustees concluded that although the each Fund’s fees were higher than their respective comparison group average, each Fund’s advisory fees and applicable sub-advisory fees were reasonable in light of the quality of the services the Fund currently receives from its adviser, and the level of fees paid by a group of other similarly managed mutual funds.

The Trustees concluded that each Fund’s sub-advisory fee, as well as the overall expense ratio for each Fund, was acceptable in light of the quality of the services the Funds expect to receive from DWA and that sub-advisory fees and overall expenses were within a range of reasonable fees and expenses when compared to the level of sub-advisory and overall fees paid by a group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there are economies of scale with respect to sub-advisory services for the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of scale was not a relevant consideration.  However, the Board noted it would revisit the issue of advisory fee breakpoints should the Funds gather significant additional assets.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2012 (Unaudited)

Profitability.  The Board considered the profits realized by the Sub-Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Sub-Adviser from other activities related to the Funds.  The Trustees concluded that because of each Fund’s current asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment.

The Arrow Funds

SUPPLEMENTAL INFORMATION

January 31, 2012 (Unaudited)

Shareholder Voting Results

At a Special Meeting of Shareholders of the Funds, held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Wednesday, December 21, 2011, shareholders of record at the close of business on September 28, 2011 voted to approve the following proposals:

Proposal 1: To approve an Agreement and Plan of Reorganization and Termination providing for the transfer of all of the assets of each Fund to a corresponding newly created series of Arrow Investments Trust.

Arrow DWA Tactical Fund
Shares Voted In Favor 13,873,445	Shares Voted Against or Abstentions 1,572,198

Arrow Alternative Solutions Fund
Shares Voted In Favor 2,169,863	Shares Voted Against or Abstentions 90,142

Arrow DWA Balanced Fund
Shares Voted In Favor 13,172,127	Shares Voted Against or Abstentions 2,849,366

Arrow Managed Futures Trend Fund
Shares Voted In Favor 7,669,700	Shares Voted Against or Abstentions 234,356

Arrow Commodity Strategy Fund
Shares Voted In Favor 883,986	Shares Voted Against or Abstentions 42,924

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2012 (Unaudited)

Proposal 2: To approve a new Sub-Advisory Agreement by and among NLFT, Arrow Investment Advisors, LLC, and Dorsey, Wright & Associates, LLC with respect to the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund, each a series NLFT.  No fee increase proposed.

Arrow DWA Tactical Fund
Shares Voted In Favor 13,877,068	Shares Voted Against or Abstentions 1,568,576

Arrow DWA Balanced Fund
Shares Voted In Favor 13,092,823	Shares Voted Against or Abstentions 2,928,672

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, LLC

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

       Joseph Barrato, President

Date

4/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

        Joseph Barrato, President

Date

4/12/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/12/12